ACCUMULATED LOSSES (Tables)	12 Months Ended
Jun. 30, 2018
ACCUMULATED LOSSES
Schedule of accumulated losses

Balance at the beginning of the financial year	(117,848,074)	(109,444,248)
Add: net loss attributable to owners of Genetic Technologies Limited	(5,463,872)	(8,403,826)

Balance at the end of the financial year	(123,311,946)	(117,848,074)